Note 17 - Subsequent Events (Details Textual) - CAD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 17, 2020	Jun. 30, 2022	May 31, 2022	Jun. 22, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 35,000				$ 3,509	$ 11,411	$ 38,375
Receipt of refunds [member] | HST credits [member]
Statement Line Items [Line Items]
Income taxes refund, classified as operating activities			$ 600
Receipt of refunds [member] | Australian R&D incentive program [member]
Statement Line Items [Line Items]
Income taxes refund, classified as operating activities		$ 700
Shares issued in connection with ATM Offering [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares)				656,656
Proceeds from issuing shares				$ 800